Income Taxes - Loss before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (116,693)	$ (158,095)	$ (153,226)
Foreign	(10,792)	(14,179)	(9,435)
Loss before provision for income taxes	$ (127,485)	$ (172,274)	$ (162,661)